Loans (Details 10) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	$ 981	$ 1,021
Accretion of income	(159)	(164)
Reclassifications from nonaccretable difference	60	124
Disposals	(162)
Balance at end of year	$ 720	$ 981